Statements of Financial Condition - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Assets:
Investments at fair value		$ 6,430,471	$ 9,322,120
Redemptions receivable from the Funds		501,270
Cash at bank (Note 1)		1,000	1,000
Interest receivable (Note 2h)		1,627	489
Total assets		6,934,368	9,323,609
Accrued expenses:
Ongoing placement agent fees (Note 2j)		11,824	16,322
General Partner fees (Note 2i)		9,460	13,058
Management fees (Note 4)		8,868	12,242
Redemptions payable to General Partner (Note 2m)		25,000
Redemptions payable to Limited Partners (Note 2m)		446,118	186,992
Total liabilities		501,270	228,614
Partners' Capital:
General Partner		70,104	112,063
Limited Partners		6,362,994	8,982,932
Total partners' capital (net asset value)		6,433,098	9,094,995
Total liabilities and partners' capital		$ 6,934,368	$ 9,323,609
Net asset value per Unit		$ 8.55	$ 8.84
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Assets:
Unrestricted cash (Note 2e)		$ 37,297,383	$ 36,673,442
Restricted cash (Note 2e)		8,683,095	11,918,100
Net unrealized appreciation on open contracts		2,224,482	1,375,411
Total equity in trading account		48,204,960	62,961,704
Cash at bank (Note 1)		437	218
Interest receivable (Note 2h)		36,496	12,527
Total assets		48,241,893	62,974,449
Liabilities:
Net unrealized depreciation on open contracts			47,871
Accrued expenses:
Ongoing placement agent fees (Note 2j)		77,782	105,427
General Partner fees (Note 2i)		77,782	105,427
Management fees (Note 4)		62,553	87,559
Redemptions payable to General Partner (Note 2m)			100,000
Redemptions payable to Limited Partners (Note 2m)		1,525,563	2,537,767
Total liabilities		1,743,680	2,984,051
Partners' Capital:
General Partner		617,398	660,986
Limited Partners		45,880,815	59,329,412
Total partners' capital (net asset value)		46,498,213	59,990,398
Total liabilities and partners' capital		$ 48,241,893	$ 62,974,449
Net asset value per Unit		$ 23.82	$ 23.54
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | U.S. Government Securities [Member]
Assets:
Investments at fair value			$ 12,994,751
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Assets:
Net unrealized appreciation on open contracts		$ 1,738,051	1,375,411
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Assets:
Net unrealized appreciation on open contracts		486,431
Liabilities:
Net unrealized depreciation on open contracts			47,871
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Assets:
Investments at fair value		7,762,120	17,075,116
Redemptions receivable from the Funds		3,150,865
Cash at bank (Note 1)		1,000	1,000
Interest receivable (Note 2h)		8,500	2,495
Total assets		10,922,485	17,078,611
Accrued expenses:
Ongoing placement agent fees (Note 2j)		18,032	27,236
General Partner fees (Note 2i)		18,032	27,236
Management fees (Note 4)		10,650	15,436
Redemptions payable to General Partner (Note 2m)			35,000
Redemptions payable to Limited Partners (Note 2m)		634,517	1,145,062
Total liabilities		681,231	1,249,970
Partners' Capital:
General Partner		138,298	176,185
Limited Partners		10,102,956	15,652,456
Total partners' capital (net asset value)		10,241,254	15,828,641
Total liabilities and partners' capital		$ 10,922,485	$ 17,078,611
Net asset value per Unit		$ 10.13	$ 10.92
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Assets:
Unrestricted cash (Note 2e)			$ 38,804,219
Restricted cash (Note 2e)			6,959,456
Net unrealized appreciation on open contracts			294,434
Total equity in trading account			46,058,109
Cash at bank (Note 1)			217
Interest receivable (Note 2h)			14,714
Total assets			65,697,229
Liabilities:
Net unrealized depreciation on open contracts			64,550
Accrued expenses:
Ongoing placement agent fees (Note 2j)			108,663
General Partner fees (Note 2i)			108,663
Management fees (Note 4)			82,187
Redemptions payable to General Partner (Note 2m)			125,000
Redemptions payable to Limited Partners (Note 2m)			2,337,625
Total liabilities			2,826,688
Partners' Capital:
General Partner			686,707
Limited Partners			62,183,834
Total partners' capital (net asset value)			62,870,541
Total liabilities and partners' capital			$ 65,697,229
Net asset value per Unit			$ 17.59
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Assets:
Unrestricted cash (Note 2e)	[1]	$ 32,343,365
Restricted cash (Note 2e)	[1]	33,804
Net unrealized appreciation on open contracts		37,172
Total equity in trading account	[1]	32,414,341
Interest receivable (Note 2h)	[1]	36,218
Total assets	[1]	48,273,955
Accrued expenses:
Ongoing placement agent fees (Note 2j)	[1]	81,344
General Partner fees (Note 2i)	[1]	81,344
Management fees (Note 4)	[1]	61,607
Liquidation redemptions payable to General Partner (Note 1 and 2m)	[1]	636,573
Liquidation redemptions payable to Limited Partners (Note 1 and 2m)	[1]	47,413,087
Total liabilities	[1]	48,273,955
Partners' Capital:
Total liabilities and partners' capital	[1]	$ 48,273,955
Net asset value per Unit	[1]	$ 0.00
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Assets:
Investments at fair value			$ 19,624,189
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member] | Liquidation Basis of Accounting [Member]
Assets:
Redemptions receivable from the Funds	[1]	$ 15,823,396
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | U.S. Government Securities [Member] | SECOR Master Fund [Member]
Assets:
Investments at fair value			19,624,189
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Assets:
Net unrealized appreciation on open contracts			294,434
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Liabilities:
Net unrealized depreciation on open contracts			$ 64,550
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Assets:
Net unrealized appreciation on open contracts	[1]	$ 37,172

[1]	Presented on a liquidation basis of accounting.